INCOME TAXES (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
INCOME TAXES
Federal, state and foreign income taxes net receivable (payable)			$ 0	$ 4
Reconciliation of beginning and ending amount of unrecognized tax benefits
Unrecognized Tax Benefits beginning of period		193	196	192	190
Gross increases for tax positions in current period					1
Gross increases for tax positions in prior period	3	5	2	6	4
Gross decreases for tax positions in prior period			0
Settlements		(1)	(1)	(1)	(3)
Lapse of statutes			(4)	(1)
Unrecognized Tax Benefits end of period	192	192	193	196	192
Unrecognized tax benefits whose resolution could affect the annual effective income tax rate			193	196	192
Accrued net interest and penalties related to unrecognized tax benefits			3	5	2
Ending net accrual for interest and penalties related to unrecognized tax benefits			$ 22	$ 19	$ 14